Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 696,772	$ 926,117
Depreciation expenses	385,666	268,346	$ 215,121
Cost of sales	$ 243,284	$ 184,542	$ 121,455